Short Term Investments And Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss of corporate bonds	$ 1,151	$ (980)	$ (304)
Proceeds from sale and maturity of available-for-sale securities	13,343
Net realized gain	85	281	43
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss of corporate bonds	$ 1,151